SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2024		$ 62,411
Thereafter
Total		62,411
Less imputed interest		(88)
Total		$ 62,323	$ 427,061